Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statutory federal income tax rate	34.00%	34.00%
Increase (decrease) resulting from:
Federal tax-exempt income	(4.90%)	(2.20%)
State income taxes, net of federal income tax benefit	4.90%	5.20%
Nondeductible expenses	0.10%	0.10%
Other	0.00%	0.10%
Effective Income Tax Rate Reconciliation, Percent	34.10%	37.20%